Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 5	R 6
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (4)	R (5)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,508)	R (1,443)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,805	R 1,722
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,855	R 1,770
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,581)	R (1,513)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 200	R 247
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (175)	R (215)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,141)	R (1,212)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,402	R 1,473
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 758	R 821
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (639)	R (689)